Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Basic and diluted earnings per share

	2019	2018	2017
Basic Earnings per Share
Net income for the year of the Company	373,526	1,150,421	1,526,505
Weighted average shares outstanding (in thousands)	1,086,485	1,086,237	1,083,825
Basic earnings per share – R$	0.3438	1.0591	1.4084
Diluted Earnings per Share
Net income for the year of the Company	373,526	1,150,421	1,526,505
Weighted average shares outstanding (in thousands), including dilution effects	1,091,653	1,091,335	1,091,605
Diluted earnings per share – R$	0.3422	1.0541	1.3984

Weighted Average Shares Outstanding

Weighted Average Shares Outstanding (in thousands)
Weighted average shares outstanding for basic per share calculation	1,086,485	1,086,237	1,083,825
Dilution effect
Subscription warrants—indemnification	2,554	2,496	4,791
Deferred Stock Plan	2,614	2,602	3,064

Weighted average shares outstanding for diluted per share calculation	1,091,653	1,091,335	1,091,605